Fair Value Measurements	12 Months Ended
Dec. 31, 2024
Fair Value Measurements [Abstract]
Fair value measurements
3	Fair value measurements

Fair Value Hierarchy

ASC 820 defines fair value, establishes a framework for measuring fair value, and establishes a hierarchy of fair value inputs. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market. Valuation techniques that are consistent with the market, income or cost approach, as specified by ASC 820, are used to measure fair value.

Assets recorded at fair value on a recurring basis mainly include marketable securities. Additionally, from time to time, the Group records fair value adjustments on a nonrecurring basis. These nonrecurring adjustments typically involve application of the lower of cost or fair value (“LOCOM”) accounting, write-downs of individual assets or application of the measurement alternative for non-marketable equity securities.

Fair Value Measurements

A description of the valuation techniques applied to the Group’s major categories of assets and liabilities measured at fair value is as follows.

The Group determines fair value primarily based on pricing sources with reasonable levels of price transparency. Where quoted prices are available in an active market, the Group classifies the assets and liabilities within Level 1 of the valuation hierarchy. If quoted market prices are not available, fair value is primarily determined using pricing models using observable trade data, market data, quoted prices of securities with similar characteristics or discounted cash flows. Such instruments would generally be classified within Level 2 of the valuation hierarchy. When observable data is unavailable, the Group estimates fair value using internal models, unobservable inputs, or material adjustments to available data. Such instruments would generally be classified within Level 3 of the valuation hierarchy.

The following table presents the Group’s fair value hierarchy for those assets measured at fair value on a recurring basis as of December 31, 2023 and 2024.

	December 31, 2024
	Fair value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB

Wealth management products	38,695,647	38,695,647	-	-
Convertible bonds	40,876,080	-	-	40,876,080
Total	79,571,727	38,695,647	-	40,876,080

	December 31, 2023
	Fair value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB

Wealth management products	146,486,668	22,202,910	124,283,758	-
Convertible bonds	35,499,500	-	-	35,499,500
Total	181,986,168	22,202,910	124,283,758	35,499,500

The following table presents the Group’s fair value hierarchy for those assets and liabilities measured at fair value on a non-recurring basis as of December 31, 2023 and 2024.

	December 31, 2024
	Fair value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Assets
Loans(1)	204,920,625	-	204,920,625	-
Loans held-for-sale(2)	3,529,585,983	-	3,529,585,983	-
Equity securities(3)	13,178,264	-	13,178,264	-
Total Assets	3,747,684,872	-	3,747,684,872	-
Liabilities
Guarantee liabilities(4)	4,197,264	-	-	4,197,264
Total Liabilities	4,197,264	-	-	4,197,264
	December 31, 2023
	Fair value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Assets
Loans(1)	28,016,224	-	28,016,224	-
Loans held-for-sale(2)	2,471,413,744	-	2,471,413,744	-
Equity securities(3)	38,178,264	-	38,178,264	-
Total Assets	2,537,608,232	-	2,537,608,232	-
Liabilities
Guarantee liabilities(4)	57,132,678	-	-	57,132,678
Total Liabilities	57,132,678	-	-	57,132,678

(1)	Loans are recorded at amortized cost, while the Group records nonrecurring fair value adjustments to reflect partial write-downs that are based on the observable market price of the loan or current appraised value of the collateral.

(2)	Loans held-for-sale are held at LOCOM which may be written down to fair value on a nonrecurring basis.

(3)	Non-marketable equity securities are accounted for using the measurement alternative and can be subject to nonrecurring fair value adjustments to record impairment.

(4)	Guarantee liabilities are accounted for stand-ready guarantee liabilities of the Group’s guarantee services for its off-balance sheet loans under the commercial bank partnership model at fair value.

During the years ended December 31, 2023 and 2024, there were no transfers between instruments in Level 1 and Level 2.